Intangible Assets (Details Narrative) - Silver Run Group LLC [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Total consideration	$ 5,775,000
Owned subsidiary	$ 8,500,000
Common stock, par value | $ / shares	$ 2.94
Common stock, issued | shares	800,000
Common stock value	$ 2,352,000
Warrants to purchase shares of common stock | shares	739,278
Warrants exercise price | $ / shares	$ 0.01
Ownership percentage	9.90%
Expected volatility | $ / shares	$ 4.43
Risk-free interest rate	4.24%
Dividend yield	0.00%
Amortization expense	$ 0
Expected term	5 years